OTHER (INCOME) EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER (INCOME) EXPENSES [Abstract]
Schedule of Other (Income) Expenses
	Year ended December 31,
	2013	2012	2011
	$	$	$

Gain on prior years subcontract provision	-	(323)	-
Capital loss on disposal of property and equipment	-	-	6
Doubtful debt provision	358	1,595	-
Gain on extinguishment of debts (*)	-	(187)	(143)
Expenses related with SmartID acquisition	149	-	-
Total	507	1,085	(137)

(*)	Comprised of the capital gain on extinguishment of working capital related liabilities (employees, service providers etc.). See also Note 1.

Summary of the Allowance for Doubtful Accounts

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at beginning	provision during	Balance at end
	of period	period	of period
	$	$	$

2011	1,553	(1,419)	134
2012	134	1,592	1,726
2013	1,726	358	2,084